Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Accumualted Deficit)	Accumulated Other Comprehensive Income
Beginning Balance at Apr. 27, 2015
Beginning Balance, shares at Apr. 27, 2015
Net income (loss)	$ (150,620)				$ (150,620)
Issuance of ordinary shares for cash	10	$ 10
Issuance of ordinary shares for cash, shares		10,000
Foreign currency translation adjustment	6,199					$ 6,199
Ending Balance at Dec. 31, 2015	(144,411)	$ 10			(150,620)	6,199
Ending Balance, Shares at Dec. 31, 2015		10,000
Net income (loss)	2,350,148				2,350,148
Issuance of ordinary shares for cash	2,000,000	$ 20,000	$ 11,900	$ 1,968,100
Issuance of ordinary shares for cash, shares		20,000,000	11,900,000
Foreign currency translation adjustment	41,953					41,953
Ending Balance at Dec. 31, 2016	4,247,690	$ 20,010	$ 11,900	1,968,100	2,199,528	48,152
Ending Balance, Shares at Dec. 31, 2016		20,010,000	11,900,000
Net income (loss)	3,899,891				3,899,891
Foreign currency translation adjustment	(29,664)					(29,664)
Ending Balance at Dec. 31, 2017	$ 8,117,917	$ 20,010	$ 11,900	$ 1,968,100	$ 6,099,419	$ 18,488
Ending Balance, Shares at Dec. 31, 2017		20,010,000	11,900,000